Commitment and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

7.COMMITMENTS AND CONTINGENCIES

The Fund’s investment adviser has agreed to advance all of the Fund’s organization and initial offering expenses, including in connection with the Private Placement, subject to the conditions contained in the Expense Support and Conditional Reimbursement Agreement. The Fund did not recognize any accrued expenses related to offering costs because a successful registered offering had not occurred as of December 31, 2022. The total offering costs (which includes all offering expenses incurred in connection with the Private Placement) incurred through December 31, 2022 were approximately $2,506.

Investment Commitments

The Fund’s investment portfolio may contain debt investments which are in the form of revolving and delayed draw loan commitments, which require the Fund to provide funding when requested by portfolio companies in accordance with underlying loan agreements. As of December 31, 2023 and 2022, the Fund had the following commitments to fund various revolving and delayed draw term loans:

	As of December 31,
	2023	2022
Total revolving loan commitments	$59,388	$1,639
Less: funded commitments	(3,020)	(24)
Total net unfunded revolving loan commitments	56,368	1,615

Total delayed draw term loan commitments	278,442	4,772
Total net unfunded revolving and delayed draw term loan commitments	$334,810	$6,387

The Fund’s commitment to fund delayed draw loans is triggered upon the satisfaction of certain pre-negotiated terms and conditions. Generally, the most significant and uncertain term requires the borrower to satisfy a specific use of proceeds covenant. The use of proceeds covenant typically requires the borrower to use the additional loans for the specific purpose of a permitted acquisition or permitted investment, for example. In addition to the use of proceeds covenant, the borrower is generally required to satisfy additional negotiated covenants (including specified leverage levels).

In addition, as of December 31, 2023, the Fund was party to subscription agreements to fund equity investment commitments in the aggregate amount of $51, all of which were unfunded. As of December 31, 2022, the Fund had no equity investment commitments.